Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details)
€ in Millions, $ in Millions
	1 Months Ended		12 Months Ended
	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method			€ (115)	€ 68		€ 39
Net income attributable to non-controlling interests			36	113		56
Fair value remeasurement of contingent consideration			(93)	27		(4)
Restructuring costs and similar items			(1,490)	(1,336)		(820)
Other gains and losses, and litigation			(38)	(370)		(5)
Operating income			7,875	10,656		8,126
Financial expenses			(1,313)	(440)		(368)
Financial income			591	206		40
Income before tax and investments accounted for using the equity method			7,153	10,422		7,798
Immuno-oncology collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Upfront payments for projects under collaboration agreements | $					$ 900
Regular milestone payments for projects under collaboration agreements	€ 96	$ 100			$ 100
Other intangible assets
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)			932	(454)		192
Other intangible assets | NK Cell and ProXTen technology platforms
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)			833
Other intangible assets | SAR444245
Disclosure of operating segments [line items]
Impairment of other intangible assets, net of reversals (excluding software)				1,586
ELOCTATE
Disclosure of operating segments [line items]
Reversal amount				2,154
Operating segments
Disclosure of operating segments [line items]
Business operating income			12,670	13,040		10,714
Material reconciling items
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method			(122)	(88)		(39)
Net income attributable to non-controlling interests			36	33		56
Amortization and impairment of intangible assets			(3,068)	(1,599)		(1,772)
Fair value remeasurement of contingent consideration			(93)	27		(4)
Expenses arising from the impact of acquisitions on inventories			(20)	(3)		(4)
Restructuring costs and similar items			(1,490)	(1,336)		(820)
Other gains and losses, and litigation			(38)	(370)		(5)
Income from out-licensing			€ 0	€ 952		€ 0